STRADLEY RONON STEVENS & YOUNG, LLP

 2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8000

May 6, 2008

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re: Delaware Group Limited Term Government Funds (the “Trust”) File Nos. 002-75526/811-03363 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, which contained information relating to Delaware Limited-Term Diversified Income Fund, a series of the Trust. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 28, 2008 with an effective date of April 29, 2008.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik Jonathan M. Kopcsik, Esq.

cc: Deidre Downes, Esq. Delaware Investments Bruce G. Leto, Esq.